MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.1 Schedule 5

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment